Debt and financing arrangements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt and financing arrangements
Debt and financing arrangements

(a)	Financing structure
The financing structure at December 31, 2014 was:

	Commitment	Issued and outstanding (a)	Drawn
2006 Junior Subordinated Deferrable Debentures	$150,000	$150,000	$150,000
2007 Junior Subordinated Deferrable Debentures	200,000	139,800	139,800
Flagstone 2006 Junior Subordinated Deferrable Debentures	135,727	135,727	135,727
Flagstone 2007 Junior Subordinated Deferrable Debentures	113,750	113,750	113,750
Total debentures payable	599,477	539,277	539,277
2010 Senior Notes due 2040	250,000	250,000	247,306
Total debentures and senior notes payable	849,477	789,277	786,583
$400,000 syndicated unsecured letter of credit facility	400,000	—	—
$525,000 syndicated secured letter of credit facility	525,000	276,455	—
$200,000 secured bi-lateral letter of credit facility	200,000	15,649	—
Talbot FAL facility	25,000	25,000	—
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	30,000	30,000	—
IPC bi-lateral facility	40,000	15,897	—
$375,000 Flagstone bi-lateral facility	375,000	198,389	—
Total credit and other facilities	1,605,000	561,684	—
Total debt and financing arrangements	$2,454,477	$1,350,961	$786,583
The financing structure at December 31, 2013 was:

	Commitment	Issued and outstanding (a)	Drawn
2006 Junior Subordinated Deferrable Debentures	$150,000	$150,000	$150,000
2007 Junior Subordinated Deferrable Debentures	200,000	139,800	139,800
Flagstone 2006 Junior Subordinated Deferrable Debentures	137,866	137,866	137,866
Flagstone 2007 Junior Subordinated Deferrable Debentures	113,750	113,750	113,750
Total debentures payable	601,616	541,416	541,416
2010 Senior Notes due 2040	250,000	250,000	247,198
Total debentures and senior notes payable	851,616	791,416	788,614
$400,000 syndicated unsecured letter of credit facility	400,000	—	—
$525,000 syndicated secured letter of credit facility	525,000	358,567	—
$200,000 secured bi-lateral letter of credit facility	200,000	16,726	—
Talbot FAL facility	25,000	25,000	—
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	24,800	24,800	—
IPC bi-lateral facility	40,000	20,177	—
$375,000 Flagstone bi-lateral facility	375,000	305,686	—
Total credit and other facilities	1,599,800	751,250	—
Total debt and financing arrangements	$2,451,416	$1,542,666	$788,614

(a)	Indicates utilization of commitment amount, not necessarily drawn borrowings.

(b)	Senior notes and junior subordinated deferrable debentures
The following table summarizes the key terms of the Company's senior notes and junior subordinated deferrable debentures as at the issuance date for each placement.

Description	Issuance date	Commitment	Maturity date	Fixed/Spread		Interest payments due
2006 Junior Subordinated Deferrable Debentures	June 15, 2006	$150,000	June 15, 2036	9.069%	(a)	Quarterly
Flagstone 2006 Junior Subordinated Deferrable Debentures	August 23, 2006	$135,727	September 15, 2036	3.540%	(b)	Quarterly
2007 Junior Subordinated Deferrable Debentures	June 21, 2007	$200,000	June 15, 2037	8.480%	(a)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	June 8, 2007	$88,750	July 30, 2037	3.000%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	September 20, 2007	$25,000	September 15, 2037	3.100%	(b)	Quarterly
2010 Senior Notes due 2040	January 26, 2010	$250,000	January 26, 2040	8.875%	(a)	Semi-annually in arrears

(a)	Fixed interest rate.

(b)	Variable interest rate is the three-month LIBOR, reset quarterly, plus spread as noted in the table.
The following table summarizes the key terms of the Company's senior notes and junior subordinated deferrable debentures as at December 31, 2014:

Description	Issuance date	Commitment	Maturity date	Fixed/Spread		Interest payments due
2006 Junior Subordinated Deferrable Debentures	June 15, 2006	$150,000	June 15, 2036	5.831%	(b)	Quarterly
Flagstone 2006 Junior Subordinated Deferrable Debentures	August 23, 2006	$135,727	September 15, 2036	6.463%	(b)	Quarterly
2007 Junior Subordinated Deferrable Debentures	June 21, 2007	$200,000	June 15, 2037	5.180%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	June 8, 2007	$88,750	July 30, 2037	5.900%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	September 20, 2007	$25,000	September 15, 2037	5.983%	(b)	Quarterly
2010 Senior Notes due 2040	January 26, 2010	$250,000	January 26, 2040	8.875%	(a)	Semi-annually in arrears

(a)	Fixed interest rate.

(b)	Interest rate has been fixed as a result of interest rate swap contracts entered into by the Company.
Senior Notes
The Senior Notes due 2040 (the “2010 Senior Notes”) were part of a registered public offering. The 2010 Senior Notes mature on January 26, 2040.  The Company may redeem the notes, in whole at any time, or in part from time to time, at the Company's option on not less than 30 nor more than 60 days’ notice, at a make-whole redemption price as described in “Description of the Notes - Optional Redemption” in the 2010 Senior Notes prospectus supplement.  In addition, the Company may redeem the notes, in whole, but not in part, at any time upon the occurrence of certain tax events as described in “Description of the Notes - Redemption for Tax Purposes” in the prospectus supplement.
Debt issuance costs were deferred as an asset and are amortized over the life of the 2010 Senior Notes. There were no redemptions made during the years ended December 31, 2014 and 2013.
The 2010 Senior Notes are unsecured and unsubordinated obligations of the Company and rank equally in right of payment with all of the Company’s existing and future unsecured and unsubordinated indebtedness. The 2010 Senior Notes will be effectively junior to all of the Company’s future secured debt, to the extent of the value of the collateral securing such debt, and will rank senior to all our existing and future subordinated debt. The 2010 Senior Notes are structurally subordinated to all obligations of the Company’s subsidiaries.
Future payments of principal of $250,000 on the 2010 Senior Notes are all expected to be after 2019.
Junior subordinated deferrable debentures
The Company participated in private placements of junior subordinated deferrable interest debentures due 2036 and 2037 (respectively, the “2006 Junior Subordinated Deferrable Debentures” and “2007 Junior Subordinated Deferrable Debentures”).
Debt issuance costs for the 2006 and 2007 Junior Subordinated Deferrable Debentures were deferred as an asset and were amortized to income over the five year optional redemption periods. They are redeemable at the Company's option at par. There were no redemptions made during the years ended December 31, 2014 and 2013.
As part of the acquisition of Flagstone, the Company assumed junior subordinated deferrable debentures due 2036 and 2037 (respectively, the “Flagstone 2006 Junior Subordinated Deferrable Debentures” and “Flagstone 2007 Junior Subordinated Deferrable Debentures”). These debentures are redeemable quarterly at par. There were no redemptions made during the years ended December 31, 2014 and 2013.
Future payments of principal of $539,277 on the debentures discussed above are all expected to be after 2019.

(c)	Credit facilities

i.	$400,000 syndicated unsecured letter of credit facility and $525,000 syndicated secured letter of credit facility
On March 9, 2012, the Company entered into a $400,000 four-year unsecured credit facility with various counter parties as co-documentation agents and the lenders party thereto, which provides for letter of credit and revolving credit availability for the Company (the “Four Year Unsecured Facility”) (the full $400,000 of which is available for letters of credit and/or revolving loans). The Four Year Unsecured Facility was provided by a syndicate of commercial banks. Letters of credit under the Four Year Unsecured Facility are available to support obligations in connection with the insurance business of the Company and its subsidiaries. Loans under the Four Year Unsecured Facility are available for the general corporate and working capital purposes of the Company. The Company may request that existing lenders under the Four Year Unsecured Facility or prospective additional lenders agree to make available additional commitments from time to time so long as the aggregate commitments under the Four Year Unsecured Facility do not exceed $500,000.
Also on March 9, 2012, the Company entered into a $525,000 four-year secured credit facility, with the same parties, which provides for letter of credit availability for the Company (the “Four Year Secured Facility” and together with the Four Year Unsecured Facility, the “Credit Facilities”). The Four Year Secured Facility was also provided by a syndicate of commercial banks. Letters of credit under the Four Year Secured Facility will be available to support obligations in connection with the insurance business of the Company. The Company may request that existing lenders under the Four Year Secured Facility or prospective additional lenders agree to make available additional commitments from time to time so long as the aggregate commitments under the Four Year Secured Facility do not exceed $700,000. The obligations of the Company under the Four Year Secured Facility are secured by cash and securities deposited into cash collateral accounts from time to time with The Bank of New York Mellon.
As of December 31, 2014, there were $276,455 in outstanding letters of credit under the Four Year Secured Facility (December 31, 2013: $358,567) and $nil (2013: $nil) outstanding under the Four Year Unsecured Facility.
The Credit Facilities contain covenants that include, among other things (i) the requirement that the Company initially maintain a minimum level of consolidated net worth of at least $2,600,000 and, commencing with the end of the fiscal quarter ending March 31, 2012, to be increased quarterly by an amount equal to 50.0% of the Company’s consolidated net income (if positive) for such quarter plus 50.0% of the aggregate increases in the consolidated shareholders’ equity of the Company during such fiscal quarter by reason of the issuance and sale of common equity interests of the Company, including upon any conversion of debt securities of the Company into such equity interests, (ii) the requirement that the Company maintain at all times a consolidated total debt to consolidated total capital ratio not greater than 0.35:1.00, and (iii) the requirement that Validus Reinsurance, Ltd. and any other material insurance subsidiaries maintain a financial strength rating by A.M. Best of not less than “B++” (Fair).  In addition, the Credit Facilities contain customary negative covenants applicable to the Company, including limitations on the ability to pay dividends and other payments in respect of equity interests at any time that the Company is otherwise in default with respect to certain provisions under the respective Credit Facilities, limitations on the ability to incur liens, sell assets, merge or consolidate with others, enter into transactions with affiliates, and limitations on the ability of its subsidiaries to incur indebtedness. The Credit Facilities also contain customary affirmative covenants, representations and warranties and events of default for credit facilities of its type. As of December 31, 2014, and throughout the reporting periods presented, the Company was in compliance with all covenants and restrictions under the Credit Facilities.

ii.	$25,000 Talbot FAL facility
On November 19, 2013, Validus Holdings, Ltd. (“Validus Holdings”), as Guarantor, and its wholly-owned subsidiary, Talbot Holdings Ltd. (“Talbot Holdings”), as Borrower, entered into an Amendment and Restatement Agreement relating to its $25,000 Funds-at-Lloyd’s Standby Letter of Credit Facility (the “Facility”) which amends the Facility to support underwriting capacity provided to Talbot 2002 Underwriting Ltd through Syndicate 1183 at Lloyd’s of London for the 2014, 2015 and prior underwriting years of account (the “Restated Facility”). The Restated Facility was provided and arranged by Lloyds Bank plc and INGBank N.V., London Branch. The Restated Facility provides for the issuance of up to $25,000 (denominated in US Dollars or Pound Sterling) of secured letters of credit to be issued for the benefit of Lloyd’s of London. The existing $25,000 secured letter of credit will be extended to provide for an extended termination date covering the 2014, 2015 and prior underwriting years of account under the Restated Facility.
The Restated Facility contains affirmative covenants that include, among other things, (i) the requirement that Validus Holdings and its subsidiaries initially maintain a minimum level of consolidated net worth of at least $3,225,727, and commencing with the fiscal quarter ending September 30, 2013, to be increased quarterly by an amount equal to 50% of our consolidated net income (if positive) for such quarter plus 50% of the aggregate increases in our consolidated shareholder’s equity interests by reason of issuance and sale of Validus Holdings’ common equity interests including upon any conversion of Validus Holdings’ debt securities into equity interests during such quarter and (ii) the requirement that Validus Holdings and its subsidiaries maintain at all times a consolidated total debt to consolidated total capitalization ratio not greater than 0.35:1.00. The Restated Facility defines net worth to include preferred and preference securities and “hybrid” securities (which includes Validus Holdings’ and its Flagstone subsidiaries’ Junior Subordinated Deferrable Debentures). The Restated Facility also requires that Talbot Holdings maintain at least $300,000 of its own Funds at Lloyd’s, and to obtain a letter of comfort from Lloyd’s of London confirming that Lloyd’s of London will take into account a requested order of drawdown to drawdown Talbot Holdings’ own Funds at Lloyd’s ahead of letters of credit issued under the Facility.
The Restated Facility also contains restrictions on Validus Holdings’ ability to pay dividends and other payments in respect of equity interests at any time that it is otherwise in default under the Facility (with certain exceptions for dividends in respect of preferred securities and hybrid securities, which are only limited during the continuance of certain specified defaults), incur debt at its subsidiaries level, transact with affiliates, incur liens, sell assets and merge or consolidate with others and other restrictions customary for transactions of this type, in each case subject to agreed exceptions.
Secured letter of credit availability under the Restated Facility is subject to a borrowing base limitation comprised of (a) the aggregate amount of cash and eligible securities owned by Validus Reinsurance, Ltd. and placed in a collateral account subject to a customary account control agreement in favor of the lenders and agents under the Restated Facility multiplied by (b) an agreed upon advance rate applicable for each category of cash and eligible securities. Obligations in respect of secured letters of credit under the Restated Facility are secured by a first-priority security interest on the cash and eligible securities comprising the borrowing base in favor of the trustee under the Restated Facility.
The Restated Facility contains representations and warranties customary for facilities of this type. The Restated Facility also contains customary events of default including without limitation, with agreed grace periods and thresholds, failure to make payments due under the Restated Facility, material inaccuracy of representations and warranties, breach of covenants, cross defaults to material indebtedness, bankruptcy defaults, judgments defaults, and failure to maintain certain material insurance licenses.
As of December 31, 2014, the Company had $25,000 (December 31, 2013: $25,000) in outstanding letters of credit under the Talbot FAL facility.
As of December 31, 2014, and throughout the reporting periods presented, the Company was in compliance with all covenants and restrictions under the Talbot FAL facility.

iii.	$40,000 IPC bi-lateral facility
The Company assumed an existing evergreen letter of credit facility through the acquisition of IPC Holdings, Ltd. (the “IPC bi-lateral facility”). As of December 31, 2014, there were $15,897 outstanding letters of credit issued under the IPC bi-lateral facility (December 31, 2013: $20,177). As of December 31, 2014, and throughout the reporting periods presented, the Company was in compliance with all covenants and restrictions under the IPC bi-lateral facility.

iv.	$200,000 secured bi-lateral letter of credit facility
The Company is party to an evergreen secured bi-lateral letter of credit facility with Citibank Europe plc (the “Secured bi-lateral letter of credit facility”). As of December 31, 2014, $15,649 (December 31, 2013: $16,726) of letters of credit were outstanding under the Secured bi-lateral letter of credit facility. The Secured bi-lateral letter of credit facility has no fixed termination date and as of December 31, 2014, and throughout the reporting periods presented, the Company is in compliance with all terms and covenants thereof.

v.	$10,000 PaCRe senior secured letter of credit facility
On May 11, 2012, PaCRe and its subsidiary, PaCRe Investments, Ltd. entered into a secured evergreen credit and letter of credit facility with JPMorgan Chase Bank, N.A. This facility provides for revolving borrowings by PaCRe and for letters of credit issued by PaCRe to be used to support its reinsurance obligations in aggregate amount of $10,000. As of December 31, 2014, $294 (December 31, 2013: $294) of letters of credit were outstanding under this facility. As of December 31, 2014, and throughout the reporting periods presented, PaCRe was in compliance with all covenants and restrictions thereof.

vi.	$30,000 AlphaCat Re secured letter of credit facility
In 2013, AlphaCat Re entered into a secured evergreen letter of credit facility with Comerica Bank. This facility provided for letters of credit issued by AlphaCat Re to be used to support its reinsurance obligations in the aggregate amount of $24,800. During the period ended March 31, 2014 the size of the facility was increased to $30,000 from $24,800. As of December 31, 2014, $30,000 (December 31, 2013: $24,800) of letters of credit were outstanding under this facility. As of December 31, 2014, and throughout the reporting periods presented, AlphaCat Re was in compliance with all covenants and restrictions thereof.

vii.	$375,000 Flagstone bi-lateral facility
As part of the Flagstone Acquisition, the Company assumed an evergreen Letters of Credit Master Agreement between Citibank Europe Plc and Flagstone Reassurance Suisse, S.A. (the “Flagstone Bi-Lateral Facility”). At December 31, 2014, the Flagstone Bi-Lateral Facility had $198,389 (December 31, 2013: $305,686) letters of credit issued and outstanding. As of December 31, 2014, and throughout the reporting periods presented, the Company was in compliance with all covenants and restrictions under the Flagstone Bi-Lateral Facility.

(d)	Finance expenses
Finance expenses consist of interest on the junior subordinated deferrable debentures and senior notes, the amortization of debt offering costs, credit facilities fees, bank charges, AlphaCat financing fees and Talbot FAL costs as follows:

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
2006 Junior Subordinated Deferrable Debentures	$8,868	$8,868	$6,964
2007 Junior Subordinated Deferrable Debentures	7,341	7,341	8,922
Flagstone 2006 Junior Subordinated Deferrable Debentures	9,001	8,259	459
Flagstone 2007 Junior Subordinated Deferrable Debentures	7,129	6,222	327
2010 Senior Notes due 2040	22,388	22,388	22,388
Credit facilities	5,516	6,544	11,999
Bank charges	427	507	269
AlphaCat ILS funds fees (a)	3,530	3,866	2,432
Talbot FAL Facility	(346)	182	97
Total finance expenses	$63,854	$64,177	$53,857

(a)	Includes finance expenses incurred by AlphaCat Managers, Ltd. in relation to fund raising for the AlphaCat ILS funds, AlphaCat 2015, AlphaCat 2014 and AlphaCat 2013.